[LOGO]
THE LEGENDS FUND, INC.

                                 SEMI-ANNUAL REPORT

                                  DECEMBER 31, 1997

                                 The Legends Fund, Inc.

                                 Semi-Annual Report

                                  December 31, 1997


                                       Contents

President's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

Financial Statements, Financial Highlights, and Schedules of
  Investments:
   Zweig Asset Allocation Portfolio . . . . . . . . . . . . . . . . . . . .  2
   Harris Bretall Sullivan & Smith Equity Growth Portfolio. . . . . . . . .  9
   Zurich Kemper Value Portfolio. . . . . . . . . . . . . . . . . . . . . . 14
   Zweig Equity (Small Cap) Portfolio . . . . . . . . . . . . . . . . . . . 19
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .29


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.
--------------------------------------------------------------------------------


This 1997 Semi-Annual Report highlights a fine period for The Legends Fund, Inc. (the "Fund"). We thank all of our current investors and wish to extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios for the six months and for the year ended December 31, 1997 are listed below:

                                                      SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                      PORTFOLIO                          1997          1997
--------------------------------------------------------------------------------

Zweig Asset Allocation                                  13.16%        22.00%
Harris Bretall Sullivan & Smith Equity Growth           11.25%        34.78%
Zurich Kemper Value                                     12.15%        30.42%
Zweig Equity (Small Cap)                                14.22%        25.08%


Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 1997, as well as other financial information.

In general, 1997 was an overall strong year in the markets. The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. Be assured that the Fund is committed to assisting you in achieving your individual investment goals.

We appreciate your continued confidence. Should you have any questions or comments, we always welcome your inquiries.

Sincerely,


/s/ Edward J. Haines

Edward J. Haines
President
The Legends Fund, Inc.

                           Zweig Asset Allocation Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1997 (Unaudited)


ASSETS

Investment in securities, at value (cost $32,923,065)
     -See accompanying schedule                                               $ 44,802,968
Dividends, interest and other receivables                                           78,465
                                                                             -------------
TOTAL ASSETS                                                                    44,881,433

LIABILITIES
Accounts payable and accrued expenses                                               63,029
                                                                             -------------
TOTAL LIABILITIES                                                                   63,029
                                                                             -------------

NET ASSETS                                                                     $44,818,404
                                                                             -------------
                                                                             -------------

Net Assets consist of:

     Paid-in capital                                                           $30,011,585
     Undistributed net investment income                                           185,274
     Accumulated undistributed net realized gain on investments                  2,732,129
     Net unrealized appreciation on investment securities and
       futures contracts                                                        11,889,416
                                                                             -------------

NET ASSETS, for 2,738,196 shares outstanding                                   $44,818,404
                                                                             -------------
                                                                             -------------

NET ASSET VALUE, offering and redemption price per share                            $16.37
                                                                             -------------
                                                                             -------------


SEE ACCOMPANYING NOTES.

                           Zweig Asset Allocation Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1997 (Unaudited)


INVESTMENT INCOME
     Dividends                                                               $     393,648
     Interest                                                                       75,963
                                                                             -------------
       Total investment income                                                     469,611

EXPENSES
     Investment advisory and management fees                                       203,877
     Custody and accounting fees                                                    61,163
     Professional fees                                                               4,635
     Directors' fees and expenses                                                    2,469
     Foreign tax expense                                                             7,785
     Other expenses                                                                  4,408
                                                                             -------------
       Total expenses                                                              284,337
                                                                             -------------
Net investment income                                                              185,274

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                                            2,987,013
     Change in unrealized appreciation on investment securities                  2,290,370
                                                                             -------------
Net gain on investments                                                          5,277,383
                                                                             -------------

Net increase in net assets resulting from operations                            $5,462,657
                                                                             -------------
                                                                             -------------

SEE ACCOMPANYING NOTES.
                                          3

                           Zweig Asset Allocation Portfolio

                          Statement of Changes in Net Assets

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 DECEMBER 31,            YEAR ENDED
                                                                                   1997                    JUNE 30,
                                                                                (UNAUDITED)                 1997
                                                                             ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                     $   185,274              $   529,058
     Net realized gain (loss) on investments                                     2,987,013                 (173,455)
     Change in net unrealized appreciation                                       2,290,370                6,699,583
                                                                             ---------------------------------------
       Net increase in net assets resulting from operations                      5,462,657                7,055,186

Distributions to shareholders from:
     Net investment income                                                        (529,058)                (610,426)
     Net realized gain                                                                   -               (4,529,338)
                                                                             ---------------------------------------
Total distributions to shareholders                                               (529,058)              (5,139,764)

Capital share transactions:
     Proceeds from sales of shares                                               1,710,763                2,859,514
     Proceeds from reinvested distributions                                        529,058                5,139,764
     Cost of shares redeemed                                                    (5,203,033)              (7,288,581)
                                                                             ---------------------------------------
       Net increase (decrease) in net assets resulting from share
         transactions                                                           (2,963,212)                 710,697
                                                                             ---------------------------------------
Total increase in net assets                                                     1,970,387                2,626,119

NET ASSETS
Beginning of period                                                             42,848,017               40,221,898
                                                                             ---------------------------------------

End of period (including undistributed net investment income
     of $185,274 and $529,058, respectively)                                 $  44,818,404            $  42,848,017
                                                                             ---------------------------------------
                                                                             ---------------------------------------

OTHER INFORMATION
Shares:
     Sold                                                                          107,193                  206,859
     Issued through reinvestment of distributions                                   32,534                  396,248
     Redeemed                                                                     (330,819)                (523,827)
                                                                             ---------------------------------------
       Net increase (decrease)                                                    (191,092)                  79,280
                                                                             ---------------------------------------
                                                                             ---------------------------------------

SEE ACCOMPANYING NOTES.

                           Zweig Asset Allocation Portfolio

                                 Financial Highlights

                                                                                                                     DECEMBER 14,
                                                SIX MONTHS                                                              1992
                                                  ENDED                                                             (COMMENCEMENT
                                               DECEMBER 31,                    YEAR ENDED JUNE 30,                  OF OPERATIONS)
                                                   1997     ------------------------------------------------------ THROUGH JUNE 30,
                                               (UNAUDITED)      1997           1996            1995          1994        1993
                                               ------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of
     period                                      $14.63        $ 14.11        $ 13.02         $11.44        $ 10.81      $ 10.00

Income from investment operations:
     Net investment income                         0.07           0.19           0.21           0.33           0.10         0.08
     Net realized and unrealized gain
       on investments                              1.85           2.20           1.21           1.33           0.58         0.73
     Total from investment operations              1.92           2.39           1.42           1.66           0.68         0.81
Less distributions:
     From net investment income                   (0.18)         (0.22)         (0.33)         (0.08)         (0.05)           -
     From net realized gain                           -          (1.65)             -              -              -            -
                                               -----------------------------------------------------------------------------------
       Total distributions                        (0.18)         (1.87)         (0.33)         (0.08)         (0.05)           -
                                               -----------------------------------------------------------------------------------

Net asset value, end of period                  $ 16.37        $ 14.63        $ 14.11        $ 13.02        $ 11.44      $ 10.81
                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------

TOTAL RETURN (a)                                 13.16%         18.63%         11.06%         14.57%          6.27%       14.86%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period (in
     thousands)                                $ 44,818       $ 42,848       $ 40,222       $ 36,736       $ 31,563      $ 3,856
Ratio of expenses to average net
     assets (c)                                   1.27%          1.28%          1.25%          1.20%          1.39%        1.51%
Ratio of net investment income to
     average net assets (c)                       0.83%          1.29%          1.55%          2.73%          1.67%        1.40%
Portfolio turnover rate                             37%            89%           105%            45%           101%          12%
Average commission paid per
     equity share traded (d)                     $.0286         $.0262

(a)  Total returns are not annualized.

(b)  Data expressed as a percentage are annualized as appropriate.

(c) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 4.87% and (1.17%), respectively, for the period December 14, 1992 (commencement of operations) through June 30, 1993.

(d)  Disclosure required for fiscal years beginning after September 1, 1995.

                           Zweig Asset Allocation Portfolio

                               Schedule of Investments

                                  December 31, 1997

                                                                NUMBER
                                                               OF SHARES           VALUE
                                                               ----------        ---------
COMMON STOCKS (97.8%)

AGRICULTURAL PRODUCTION - CROPS (0.9%)
     RJR Nabisco Holdings Corporation                           10,400            $390,000

APPAREL & ACCESSORY STORES (2.6%)
     Kmart Corporation (a)                                       9,500             109,843
     Payless Shoesource, Inc.                                    3,300             221,513
     Ross Stores, Inc.                                          22,400             816,200
                                                                               -----------
                                                                                 1,147,556

BUSINESS SERVICES (0.4%)
     Comdisco, Inc.                                              1,650              55,171
     Stratus Computer, Inc.                                      3,800             143,688
                                                                               -----------
                                                                                   198,859

CHEMICALS & ALLIED PRODUCTS (3.1%)
     Albemarle Corporation                                       8,700             207,713
     Desc S.A. de C.V.                                             715              26,813
     Dexter Corporation                                          5,300             228,893
     Ethyl Corporation                                           5,800              44,588
     International Specialty Products, Inc. (a)                  7,400             110,538
     Lyondell Petrochemical                                      8,400             222,600
     Methanex Corporation                                        9,000              72,000
     Millenium Chemicals, Inc.                                   9,400             221,487
     Nova Corporation                                            2,800              26,775
     Occidental Petroleum Corporation                            7,000             205,187
                                                                               -----------
                                                                                 1,366,594

COMMUNICATIONS (2.0%)
     British Telecommunications Plc                              1,200              96,375
     Tele Danmark                                                7,000             215,687
     Telefonica de Espana                                        2,600             236,763
     Telefonos de Mexico                                         6,400             358,800
                                                                               -----------
                                                                                   907,625

DEPOSITORY INSTITUTIONS (5.4%)
     Ahmanson (H.F.) & Company                                   2,500             167,344
     Banco Frances del Rio de la Plata S.A.                      5,000             136,875
     BankUnited Financial Corporation (a)                        2,000              30,875
     City National Corporation                                   3,000             110,813
     Coast Savings Financial                                     1,000              68,562
     Dime Bancorp, Inc.                                         11,200             338,800
     Golden State Bancorp, Inc. (a)                              5,500             205,563
     Golden West Financial Corporation                           1,600             156,500
     Imperial Bancorp (a)                                       13,200             650,924
     Popular, Inc.                                               1,100              54,313
     St. Paul Bancorp, Inc.                                      3,450              90,347
     TR Financial Corporation                                   12,200             407,175
                                                                               -----------
                                                                                 2,418,091

EATING & DRINKING PLACES (1.1%)
     Darden Restaurants, Inc.                                   10,600             132,500
     Foodmaker, Inc. (a)                                        23,100             347,944
                                                                               -----------
                                                                                   480,444

ELECTRIC GAS & SANITARY SERVICES (17.8%)
     Atlantic Energy, Inc.                                      11,600             245,770
     Baltimore Gas & Electric                                    7,600             258,875
     Boston Edison Company                                       3,700             140,138
     Chilgener S.A.                                              8,000             196,000
     CMS Energy Corporation                                      9,100             400,969
     Columbia Gas System                                         9,900             777,769
     DTE Energy Company                                          6,400             222,000

                                                                NUMBER
                                                               OF SHARES           VALUE
                                                               ----------        ---------

COMMON STOCKS (CONTINUED)
ELECTRIC GAS & SANITARY SERVICES (17.8%) (CONTINUED)
     Edison International                                       15,700            $426,843
     Equitable Resources, Inc.                                   6,600             233,474
     FirstEnergy Corporation (a)                                 8,032             232,927
     FPL Group, Inc.                                             4,300             254,505
     GPU, Inc.                                                  10,700             450,738
     IES Industries, Inc.                                        2,800             103,075
     Ipalco Enterprises, Inc.                                   10,700             448,731
     KeySpan Energy Corporation                                  6,200             228,238
     Long Island Lighting Company                                3,600             108,450
     MCN Corporation                                             5,900             238,213
     MidAmerican Energy Holdings Company                         3,200              70,400
     Minnesota Power & Light Company                             6,300             274,444
     Montana Power Company                                       5,800             184,513
     National Fuel Gas Company                                   1,500              73,031
     New York State Electric & Gas                               7,900             280,450
     NICOR, Inc.                                                 5,700             240,469
     ONEOK, Inc.                                                 2,400              96,900
     People's Energy Corporation                                 1,100              43,313
     Pinnacle West Corporation                                  19,500             826,313
     PP&L Resources, Inc.                                        8,300             198,681
     Questar Corporation                                         5,500             245,438
     Utilicorp United, Inc.                                      4,900             190,181
     Washington Gas Light Company                                2,800              86,625
     Westcoast Energy, Inc.                                      9,500             218,500
                                                                               -----------
                                                                                 7,995,973

ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.5%)
     Aeroquip-Vickers, Inc.                                      4,900             240,406
     Hadco Corporation (a)                                         900              40,753
     Phillips Electronics                                        2,800             169,400
     Portugal Telecom S.A.                                       5,400             253,800
     Sony Corporation                                            2,600             235,950
     VLSI Technology, Inc.                                       7,000             165,375
                                                                               -----------
                                                                                 1,105,684

FABRICATED METAL PRODUCTS (0.3%)
     Ball Corporation                                            2,000              70,625
     Mark IV Industries, Inc.                                    3,200              70,000
                                                                               -----------
                                                                                   140,625

FOOD & KINDRED PRODUCTS (1.1%)
     Adolph Coors Company                                        5,500             182,531
     Pepsi-Gemex S.A.                                            3,600              51,975
     The Earthgrains Company                                     5,400             253,800
                                                                               -----------
                                                                                   488,306

FOOD STORES (0.3%)
     Great Atlantic & Pacific Tea Company                        4,900             145,469

FORESTRY (0.3%)
     Rayonier, Inc.                                              2,800             119,175

FURNITURE & FIXTURES (1.6%)
     Ethan Allen Interiors, Inc.                                 4,200             161,963
     Furniture Brands International, Inc. (a)                    9,700             198,850
     Johnson Controls, Inc.                                      3,400             162,350
     Lear Corporation                                            4,500             213,750
                                                                               -----------
                                                                                   736,913

FURNITURE & HOME FURNISHINGS (0.3%)
     Pier 1 Imports, Inc.                                        6,750             152,719

                           Zweig Asset Allocation Portfolio

                                                                 NUMBER
                                                                OF SHARES          VALUE
                                                               ----------        ---------
COMMON STOCKS (CONTINUED)

GENERAL BUILDING CONTRACTORS (0.9%)
     Centex Corporation                                          3,700         $   232,869
     Lennar Corporation                                          2,700              58,219
     US Home Corporation                                         3,300             129,525
                                                                               -----------
                                                                                   420,613
GENERAL MERCHANDISE STORES (1.8%)
     Dayton-Hudson Corporation                                   6,600             445,500
     Federated Department Stores (a)                             6,700             288,519
     Shopko Stores, Inc.                                         2,600              56,550
                                                                               -----------
                                                                                   790,569

HEALTH SERVICES (1.1%)
     Integrated Health Services, Inc.                            6,100             190,244
     Sun Healthcare Group, Inc.                                 10,000             193,750
     Universal Health Services                                   1,800              90,675
                                                                               -----------
                                                                                   474,669
HOLDING & OTHER INVESTMENT OFFICES (0.3%)
     Thornburg Mortgage Asset Corporation                        6,800             112,200

HOTELS & OTHER LODGING PLACES (0.4%)
     Prime Hospitality Corporation                               9,700             197,638

INDUSTRIAL MACHINERY & EQUIPMENT (7.4%)
     AGCO Corporation                                            3,100              90,675
     Case Corporation                                            1,600              96,700
     Caterpillar, Inc.                                           3,900             189,394
     Creative Technology Ltd (a)                                 8,700             190,856
     Cummins Engine Company, Inc.                                2,400             141,750
     Data General Corporation (a)                               11,100             193,556
     Digital Equipment Corporation (a)                           4,000             148,000
     Eaton Corporation                                           2,200             196,350
     Harris Corporation                                          7,400             339,475
     Ingersoll-Rand Company                                      2,700             109,350
     Innovex, Inc.                                              24,400             560,437
     Kaydon Corporation                                          5,400             176,175
     Parker-Hannifin Corporation                                 4,700             215,613
     Storage Technology Corporation                              7,100             439,756
     Tecumseh Products Company                                     600              29,363
     Timken Company                                              5,700             195,938
                                                                               -----------
                                                                                 3,313,388

INSURANCE CARRIERS (9.9%)
     Ace, Ltd                                                    3,100             299,150
     Allmerica Financial Corporation                             2,000              99,875
     Allstate Corporation                                        2,500             227,187
     American Bankers Insurance Group, Inc.                      4,400             202,125
     Capital Re Corporation                                        500              31,031
     Cigna Corporation                                           1,300             224,981
     Delphi Financial Group, Inc. (a)                            7,099             319,454
     Equitable Companies, Inc.                                  11,800             587,050
     Everest Reinsurance Holdings, Inc.                          5,400             222,750
     Exel, Ltd                                                   3,300             209,138
     FPA Medical Management, Inc. (a)                            9,300             174,375
     Fremont General Corporation                                 6,500             355,875
     Horace Mann Educators Corporation                           3,400              96,688
     Liberty Financial Companies, Inc.                           5,400             203,850
     NAC Re Corporation                                          1,700              82,981
     Old Republic International Corporation                      5,300             197,094
     Presidential Life Corporation                               6,700             136,931
     Reliance Group Holdings, Inc.                                 900              12,713
     Travelers Group, Inc.                                      13,051             703,123
     W.R. Berkley Corporation                                      950              42,216
                                                                               -----------
                                                                                 4,428,587

                                                                NUMBER
                                                               OF SHARES           VALUE
                                                               ----------        ---------
COMMON STOCKS (CONTINUED)

LOCAL & INTERURBAN PASSENGER TRANSIT (0.3%)
     Canadian National Railway Company                           2,800         $   132,300

METAL MINING (0.5%)
     Asarco, Inc.                                                5,200             116,675
     Phelps Dodge                                                1,500              93,375
                                                                               -----------
                                                                                   210,050
MISCELLANEOUS RETAIL (0.5%)
     Fingerhut Companies, Inc.                                  10,100             215,888

OIL & GAS EXTRACTION (3.7%)
     Apache Corporation                                          2,200              77,138
     Helmerich & Payne, Inc.                                     7,500             509,062
     Seacor Smit, Inc. (a)                                       2,100             126,525
     USX-Marathon Group                                          8,300             280,125
     Vintage Petroleum, Inc.                                     7,000             133,000
     Weatherford Enterra, Inc.                                   3,900             170,625
     YPE S.A.                                                   11,200             382,900
                                                                               -----------
                                                                                 1,679,375

PAPER & ALLIED PRODUCTS (0.2%)
     Asia Pulp & Paper Company, Ltd                              9,600             96,600

PETROLEUM & COAL PRODUCTS (4.9%)
     Ashland, Inc.                                               3,600             193,275
     Coastal Corporation                                         8,700             538,856
     Elf Aquitaine                                               5,200             304,850
     Mobil Corporation                                           2,800             202,125
     Murphy Oil Corporation                                      4,100             222,169
     Phillips Petroleum Company                                  3,800             184,775
     Sun Company, Inc.                                           5,000             210,313
     Texaco, Inc.                                                3,600             195,750
     Total S.A.                                                  2,500             138,750
                                                                               -----------
                                                                                 2,190,863

PRIMARY METAL INDUSTRIES (3.7%)
     AK Steel Holding Corporation                                6,600             116,738
     Alumax, Inc. (a)                                            5,300             180,200
     Bethlehem Steel Corporation (a)                            17,500             150,938
     British Steel Plc                                           9,900             212,230
     Inland Steel Industries, Inc.                               6,400             109,600
     LTV Corporation                                             9,200              89,700
     Mueller Industries, Inc.                                      800              47,200
     Pohang Iron & Steel Ltd                                     8,500             148,219
     Precision Castparts Corporation                             3,700             223,156
     Texas Industries, Inc.                                      4,200             189,000
     USX-U.S. Steel Company                                      6,400             200,000
                                                                               -----------
                                                                                 1,666,981

RAILROAD TRANSPORTATION (0.8%)
     Canadian Pacific Ltd                                       12,900             351,525

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.3%)
     Premark International, Inc.                                 5,200             150,800

SECURITY & COMMODITY BROKERS (5.2%)
     Bear Stearns Companies, Inc.                               13,425             637,687
     Donaldson Lufkin & Jenrette, Inc.                           1,200              95,400
     Edwards (A.G.), Inc.                                        8,250             327,938
     Lehman Brothers Holdings                                   14,500             739,500
     Paine Webber Group, Inc.                                   15,900             549,544
                                                                               -----------
                                                                                 2,350,069

                           Zweig Asset Allocation Portfolio

                                                               NUMBER
                                                              OF SHARES            VALUE
                                                              ---------           -------
COMMON STOCKS (CONTINUED)
STONE, CLAY & GLASS PRODUCTS (1.6%)
     Hanson Plc                                                  2,800         $    64,575
     Lafarge Corporation                                         1,600              47,300
     Lone Star Industries                                        3,000             159,375
     Southdown, Inc.                                             2,900             171,100
     USG Corporation                                             3,700             181,300
     Vitro S.A.                                                  5,500              71,844
                                                                               -----------
                                                                                   695,494

TEXTILE MILL PRODUCTS (0.2%)
     Mohawk Industries, Inc.                                     4,050              88,847

TRANSPORTATION BY AIR (5.4%)
     Airborne Freight Corporation                                4,100             254,713
     AMR Corporation (a)                                         3,600             462,600
     Continental Airlines (a)                                    4,300             206,937
     Delta Air Lines, Inc.                                       1,200             142,800
     Federal Express Corporation (a)                             2,000             122,125
     KLM Royal Dutch Air                                         5,506             207,852
     Southwest Airlines                                          8,400             206,850
     UAL Corporation                                             6,100             564,250
     USAir Group, Inc.                                           4,200             262,500
                                                                               -----------
                                                                                 2,430,627

TRANSPORTATION EQUIPMENT (4.8%)
     Chrysler Corporation                                        9,202             323,795
     Ford Motor Company                                          5,500             267,781
     General Motors Corporation                                  2,400             145,500
     Honda Motor Company, Ltd                                    1,500             110,813
     Mascotech, Inc.                                             4,400              80,850
     Navistar International                                      9,700             240,681
     Paccar, Inc.                                                7,700             404,731
     Raytheon Company                                              153               7,551
     Thiokol Corporation                                         2,100             170,625
     Trinity Industries                                          7,800             348,075
     Volvo AB Swe                                                1,500              40,500
                                                                               -----------
                                                                                 2,140,902

TRANSPORTATION SERVICES (0.3%)
     GATX Corporation                                            2,000             145,125

TRUCKING & WAREHOUSING (1.1%)
     CNF Transportation, Inc.                                    3,500             134,313
     USFreightways Corporation                                   6,200             201,887
     Werner Enterprises, Inc.                                    7,600             157,700
                                                                               -----------
                                                                                   493,900

WHOLESALE TRADE - DURABLE GOODS (0.9%)
     Borg-Warner Automotive, Inc.                                2,400             124,800
     Martin Marietta Materials, Inc.                             5,200             190,125
     Minerals & Resources Corporation Ltd S.A.                   4,000              67,500
                                                                               -----------
                                                                                   382,425

WHOLESALE TRADE - NONDURABLE GOODS (1.9%)
     Burlington Coat Factory Warehouse                           6,120             100,598
     DIMON, Inc.                                                 6,200             162,750
     Pennzoil Company                                            3,600             240,525
     SUPERVALU, Inc.                                             2,800             117,250
     Universal Corporation                                       5,200             213,850
                                                                               -----------
                                                                                   834,973
                                                                               -----------
TOTAL COMMON STOCKS (Cost $31,908,538)                                          43,788,441


                                                             PRINCIPAL
                                                               AMOUNT             VALUE
                                                            -------------      -----------
SHORT-TERM SECURITIES (2.2%)

U.S. GOVERNMENT AGENCY (2.0%)
  Federal Home Loan Mortgage Corporation
    Discount Note, 5.68%, due 1/30/1998                     $  900,000         $   895,882

U.S. GOVERNMENT OBLIGATIONS (0.2%)
  U.S. Treasury Bills, 5.1925%, due 1/22/1998 (b)              100,000              99,697

REPURCHASE AGREEMENT (0.0%)
  State Street Bank, 4.25%, due 1/2/1998
    (Dated 12/31/1997, collateralized by U.S.
    Treasury Note, 9.25%, due 8/15/1998, value $21,100)          18,948             18,948
                                                                               -----------

TOTAL SHORT-TERM SECURITIES (Cost $1,014,527)                                    1,014,527
                                                                               -----------

TOTAL INVESTMENTS (100.0%) (Cost $32,923,065)                                  $44,802,968
                                                                               -----------
                                                                               -----------

(a)  Non-income producing

(b) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the security pledged amounted to $99,697.

FUTURES CONTRACTS

                                      EXPIRATION      CONTRACT      UNREALIZED
                                         DATE          AMOUNT          GAIN
                                     ------------    ---------      ----------
4 S&P 500
  Futures Contracts-Long              3/20/1998      $ 979,100      $    9,513


OTHER INFORMATION:
  Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1997, aggregated $13,461,784 and $16,522,933, respectively. At December 31, 1997, net unrealized appreciation for tax purposes aggregated $11,889,416, of which $12,798,409 related to appreciated investment securities and $908,993 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1997 (Unaudited)


ASSETS
Investment in securities, at value (cost $22,914,362)
     -See accompanying schedule                                    $  33,447,349
Dividends and interest receivable                                         18,821
                                                                  ---------------
TOTAL ASSETS                                                          33,466,170

LIABILITIES
Accounts payable and accrued expenses                                     31,804
                                                                  ---------------
TOTAL LIABILITIES                                                         31,804
                                                                  ---------------
NET ASSETS                                                         $  33,434,366
                                                                  ---------------
                                                                  ---------------

Net Assets consist of:
     Paid-in capital                                               $  21,339,938
     Accumulated undistributed net realized gain on investments        1,561,441
     Net unrealized appreciation on investment securities             10,532,987
                                                                  --------------

NET ASSETS, for 1,838,260 shares outstanding                       $  33,434,366
                                                                  --------------
                                                                  --------------

NET ASSET VALUE, offering and redemption price per share           $       18.19
                                                                  ---------------
                                                                  ---------------

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1997 (Unaudited)


INVESTMENT INCOME
     Dividends                                                                  $  130,652
     Interest                                                                       24,639
                                                                              ------------
       Total investment income                                                     155,291

EXPENSES
     Investment advisory and management fees                                       102,267
     Custody and accounting fees                                                    42,617
     Professional fees                                                               4,109
     Directors' fees and expenses                                                    2,469
     Other expenses                                                                  4,409
                                                                              ------------
       Total expenses                                                              155,871
                                                                              ------------
Net investment loss                                                                   (580)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     Net realized gain on investments                                            1,561,441
     Change in unrealized appreciation on investment securities                  1,676,467
                                                                              ------------
Net gain on investments                                                          3,237,908
                                                                              ------------

Net increase in net assets resulting from operations                          $  3,237,328
                                                                              ------------
                                                                              ------------

SEE ACCOMPANYING NOTES.

               Harris Bretall Sullivan & Smith Equity Growth Portfolio

                          Statement of Changes in Net Assets

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                DECEMBER 31,       YEAR ENDED
                                                                                   1997              JUNE 30,
                                                                                (UNAUDITED)           1997
                                                                            -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               $        (580)      $      35,592
  Net realized gain on investments                                               1,561,441           2,143,586
  Change in net unrealized appreciation                                          1,676,467           4,406,962
                                                                              ----------------------------------
    Net increase  in net assets resulting from operations                        3,237,328           6,586,140

Distributions to shareholders from:
  Net investment income                                                            (35,592)             (5,649)
  Net realized gain                                                             (2,143,586)         (1,737,610)
                                                                            ----------------------------------
    Total distributions to shareholders                                         (2,179,178)         (1,743,259)

Capital share transactions:
  Proceeds from sales of shares                                                  5,302,630           5,927,647
  Proceeds from reinvested distributions                                         2,179,178           1,743,259
  Cost of shares redeemed                                                       (3,920,265)         (7,509,523)
                                                                            ----------------------------------
    Net increase in net assets resulting from share transactions                 3,561,543             161,383
                                                                            ----------------------------------

Total increase in net assets                                                     4,619,693           5,004,264

NET ASSETS
Beginning of period                                                             28,814,673          23,810,409
                                                                            ----------------------------------

End of period (including undistributed net investment
  income of $35,592 at June 30, 1997)                                        $  33,434,366       $  28,814,673
                                                                            -----------------------------------
                                                                            ----------------------------------

OTHER INFORMATION
Shares:
  Sold                                                                             286,682             394,049
  Issued through reinvestment of distributions                                     118,950             119,672
  Redeemed                                                                        (211,437)           (512,893)
                                                                            ----------------------------------
    Net increase                                                                   194,195                 828
                                                                            ----------------------------------
                                                                            ----------------------------------

SEE ACCOMPANYING NOTES.

                   Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                   Financial Highlights

                                            SIX MONTHS                                                            JANUARY 12, 1993
                                              ENDED                                                                (COMMENCEMENT
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,                   OF OPERATIONS)
                                               1997       ------------------------------------------------------- THROUGH JUNE 30,
                                            (UNAUDITED)       1997          1996            1995           1994        1993
                                          -------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period       $  17.53       $  14.49       $  12.85       $   9.36       $   9.71     $  10.00
Income from investment operations:
  Net investment income (loss)                    -(a)        0.02              -           0.01          (0.02)(b)        -
  Net realized and unrealized gain
    (loss) on investments                      1.98           4.13           1.74           3.48          (0.33)       (0.29)
                                          -------------------------------------------------------------------------------------
  Total from investment operations             1.98           4.15           1.74           3.49          (0.35)       (0.29)
Less distributions:
  From net investment income                  (0.02)             -(a)       (0.01)             -              -            -
  From net realized gain                      (1.30)         (1.11)         (0.09)             -              -            -
                                          -------------------------------------------------------------------------------------
  Total distributions                         (1.32)         (1.11)         (0.10)             -              -            -
                                          -------------------------------------------------------------------------------------

Net asset value, end of period               $18.19         $17.53         $14.49         $12.85         $ 9.36        $9.71
                                          -------------------------------------------------------------------------------------
                                          -------------------------------------------------------------------------------------

TOTAL RETURN (c)                              11.25%         30.23%         13.59%         37.29%         (3.60%)      (5.16%)

RATIOS AND SUPPLEMENTAL DATA (d)
Net assets, end of period (in thousands)   $ 33,434       $ 28,815       $ 23,810       $ 16,393       $ 10,693     $  5,143
Ratio of expenses to average net
  assets (e)                                   1.00%          1.03%          1.04%          1.05%          1.29%        1.34%
Ratio of net investment income
  (loss) to average net assets (e)                -(g)        0.14%          0.03%          0.13%         (0.17%)      (0.06%)
Portfolio turnover rate                          21%            46%            58%            31%            38%           6%
Average commission paid per equity
  share traded (f)                        $  .0362       $  .0600

(a)  Less than $0.01 per share.

(b) Net investment loss per share has been calculated using the weighted monthly average number of shares outstanding.

(c)  Total returns are not annualized.

(d)  Data expressed as a percentage are annualized as appropriate.

(e) The ratios of expenses and net investment income to average net assets before voluntary expense reimbursement were 3.52% and (1.94%), respectively, for the period ended December 8, 1992 (commencement of operations) through June 30, 1993.

(f)  Disclosure required for fiscal years beginning after September 1, 1995.

(g)  Less than 0.01%.

                       Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                        Schedule of Investments

                                             December 31, 1997

                                                                NUMBER
                                                               OF SHARES          VALUE
                                                               ----------      -----------
COMMON STOCKS (94.8%)

BUILDING MATERIALS & GARDEN SUPPLIES (1.9%)
     Home Depot, Inc.                                           11,000         $   647,623

BUSINESS SERVICES (12.7%)
     Autodesk, Inc.                                             20,500             755,937
     Automatic Data Processing                                  11,500             705,813
     Cendant Corporation                                        24,271             834,326
     Interpublic Group of Companies, Inc.                       15,000             747,188
     Microsoft Corporation*                                      5,500             710,703
     Oracle Corporation*                                        23,200             516,925
                                                                               ------------
                                                                                 4,270,892
CHEMICALS & ALLIED PRODUCTS (15.8%)
     Abbott Laboratories                                        10,000             655,625
     Amgen, Inc.*                                               13,000             703,625
     Bristol-Meyers Squibb Company                               7,600             719,150
     Colgate-Palmolive Company                                   9,300             683,550
     Merck & Company, Inc.                                       7,500             796,875
     Pfizer, Inc.                                               12,000             894,750
     Schering-Plough                                            13,400             832,475
                                                                               ------------
                                                                                 5,286,050
DEPOSITORY INSTITUTIONS (6.8%)
     Bankamerica Corporation                                    10,000             730,000
     Citicorp                                                    5,500             695,406
     Norwest Corporation                                        21,600             834,300
                                                                               ------------
                                                                                 2,259,706

ELECTRONIC & OTHER ELECTRIC EQUIPMENT (8.4%)
     General Electric Company                                   10,000             733,750
     Intel Corporation                                           9,600             674,100
     Linear Technology Corporation                              11,800             679,237
     Tellabs, Inc.*                                             13,400             707,269
                                                                               ------------
                                                                                 2,794,356

FABRICATED METAL PRODUCTS (2.7%)
     Illinois Tool Works, Inc.                                  15,000             901,875

FOOD & KINDRED PRODUCTS (6.1%)
     Coca-Cola Company                                          10,700             712,888
     ConAgra, Inc.                                              18,400             603,750
     Pepsico, Inc.                                              20,000             728,750
                                                                               ------------
                                                                                 2,045,388

FOOD STORES (2.0%)
     Starbucks Corporation*                                     17,600             675,950

GENERAL MERCHANDISE STORES (2.3%)
     Wal-Mart Stores, Inc.                                      19,600             772,975

INDUSTRIAL MACHINERY & EQUIPMENT (8.5%)
     Applied Materials, Inc.*                                   22,400             674,100
     Cisco Systems, Inc.*                                       13,500             753,469
     Compaq Computer Corporation                                12,500             705,469
     Dover Corporation                                          19,200             693,600
                                                                               ------------
                                                                                 2,826,638

INSTRUMENTS & RELATED PRODUCTS (2.3%)
     Medtronic, Inc.                                            14,400             753,300

INSURANCE CARRIERS (3.8%)
     American International Group                                6,525             709,594
     United Healthcare Corporation                              11,500             571,406
                                                                               ------------
                                                                                 1,281,000

                                                                NUMBER
                                                               OF SHARES
                                                                  OR
                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                               ----------      -----------
COMMON STOCKS (CONTINUED)

MISCELLANEOUS MANUFACTURING INDUSTRIES (4.4%)
     Mattel, Inc.                                               19,000         $   707,750
     Tyco International Ltd                                     17,000             766,063
                                                                               ------------
                                                                                 1,473,813

MOTION PICTURES (2.3%)
     Walt Disney                                                 7,800             772,688

NONDEPOSITORY INSTITUTIONS (1.9%)
     Fannie Mae                                                 11,000             627,688

PAPER & ALLIED PRODUCTS (2.1%)
     Procter & Gamble Company                                    8,900             710,331

SECURITY & COMMODITY BROKERS (4.4%)
     Charles Schwab Corporation                                 17,450             731,809
     Merrill Lynch & Company                                    10,100             736,669
                                                                               ------------
                                                                                 1,468,478

WHOLESALE TRADE - DURABLE GOODS (2.0%)
     Johnson & Johnson                                          10,000             658,750

WHOLESALE TRADE - NONDURABLE GOODS (4.4%)
     Gillette Company                                            7,000             703,063
     Safeway, Inc.*                                             12,300             777,975
                                                                               ------------
                                                                                 1,481,038
                                                                               ------------

TOTAL COMMON STOCKS (Cost $20,588,535)                                          31,708,539

SHORT-TERM SECURITIES (5.2%)

REPURCHASE AGREEMENT (5.2%)
     State Street Bank, 4.25%, due 1/2/1998
     (Dated  12/31/1997,  collateralized  by  U.S.
     Treasury Note, 6.125%, due 3/31/1998, value
     $1,778,438)                                           $ 1,738,810           1,738,810
                                                                               ------------


TOTAL SHORT-TERM SECURITIES (Cost $1,738,810)                                    1,738,810
                                                                               ------------

TOTAL INVESTMENTS (100.0%) (Cost $22,914,362)                                  $33,447,349
                                                                               ------------

*    Non-income producing.

OTHER INFORMATION:
     Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1997, aggregated $7,297,594 and $6,286,138, respectively. At December 31, 1997, net unrealized appreciation for tax purposes aggregated $10,532,987, of which $10,578,829 related to appreciated investment securities and $45,842 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                            Zurich Kemper Value Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1997 (Unaudited)

ASSETS
Investment in securities, at value (cost $28,696,312)
     -See accompanying schedule                                               $ 36,825,723
Dividends, interest and other receivables                                           41,553
                                                                              ------------
TOTAL ASSETS                                                                    36,867,276



LIABILITIES
Accounts payable and accrued expenses                                               35,990
                                                                              ------------
TOTAL LIABILITIES                                                                   35,990
                                                                              ------------



NET ASSETS                                                                    $ 36,831,286
                                                                              ------------
                                                                              ------------

Net Assets consist of:
     Paid-in capital                                                          $ 27,383,479
Undistributed net investment income                                                278,397
     Accumulated undistributed net realized gain on investments                  1,039,999
     Net unrealized appreciation on investment securities                        8,129,411
                                                                              ------------


NET ASSETS, for 1,926,851 shares outstanding                                  $ 36,831,286
                                                                              ------------
                                                                              ------------

NET ASSET VALUE, offering and redemption price per share                      $      19.11
                                                                              ------------
                                                                              ------------


SEE ACCOMPANYING NOTES.

                            Zurich Kemper Value Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1997 (Unaudited)


INVESTMENT INCOME
     Dividends                                                                 $   318,341
     Interest                                                                      127,908
                                                                               -----------
        Total investment income                                                    446,249

EXPENSES

     Investment advisory and management fees                                       110,675
     Custody and accounting fees                                                    45,973
     Professional fees                                                               3,730
     Directors' fees and expenses                                                    2,469
     Other expenses                                                                  5,005
                                                                               -----------
       Total expenses                                                              167,852
                                                                               -----------
Net investment income                                                              278,397

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     Net realized gain on investments                                            1,038,699
     Change in unrealized appreciation on investment securities                  2,551,312
                                                                               -----------
Net gain on investments                                                          3,590,011
                                                                               -----------

Net increase in net assets resulting from operation                            $ 3,868,408
                                                                               -----------
                                                                               -----------

SEE ACCOMPANYING NOTES.

                            Zurich Kemper Value Portfolio

                          Statement of Changes in Net Assets

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                 DECEMBER 31,            YEAR ENDED
                                                                                   1997                    JUNE 30,
                                                                                (UNAUDITED)                 1997
                                                                             ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                                       $     278,397            $     408,549
 Net realized gain on investments                                                1,038,699                5,724,307
 Change in net unrealized appreciation                                           2,551,312                1,320,029
                                                                             --------------------------------------
   Net increase in net assets resulting from operations                          3,868,408                7,452,885

Distributions to shareholders from:
 Net investment income                                                            (408,549)                (252,188)
 Net realized gain                                                              (5,723,007)                (862,820)
                                                                             --------------------------------------
   Total distributions to shareholders                                          (6,131,556)              (1,115,008)

Capital share transactions:
 Proceeds from sales of shares                                                   6,598,146               12,411,821
 Proceeds from reinvested distributions                                          6,131,556                1,115,008
 Cost of shares redeemed                                                        (4,565,722)              (8,638,962)
                                                                             --------------------------------------
   Net increase in net assets resulting from share transactions                  8,163,980                4,887,867
                                                                             --------------------------------------

Total increase in net assets                                                     5,900,832               11,225,744

NET ASSETS
Beginning of period                                                             30,930,454               19,704,710
                                                                             --------------------------------------

End of period (including undistributed net investment income
     of $278,397 and $408,549, respectively)                                 $  36,831,286            $  30,930,454
                                                                             --------------------------------------
                                                                             --------------------------------------
OTHER INFORMATION

Shares:
 Sold                                                                              328,324                  517,405
 Issued through reinvestment of distributions                                      327,252                   21,840
 Redeemed                                                                         (228,301)                (184,651)
                                                                             --------------------------------------
   Net increase                                                                    427,275                  354,594
                                                                             --------------------------------------
                                                                             --------------------------------------

SEE ACCOMPANYING NOTES.

                            Zurich Kemper Value Portfolio

                                 Financial Highlights



                                                                                                                 DECEMBER 14, 1992
                                                 SIX MONTHS                                                      (COMMENCEMENT OF
                                               ENDED DECEMBER  ------------------------------------------------ OPERATIONS) THROUGH
                                                  31, 1997                      YEAR ENDED JUNE 30,                   JUNE 30,
                                                (UNAUDITED)       1997          1996           1995           1994      1993
                                               -----------------------------------------------------------------------------------
SELECTED PER-SHARE DATA

Net asset value, beginning of                  $ 20.63        $ 16.17        $ 12.59       $  10.66       $  10.45     $  10.00
   period

Income from investment operations:
 Net investment income                            0.13           0.26           0.18           0.26           0.12         0.11
 Net realized and unrealized gain on
  investments                                     2.30           5.04           3.70           1.85           0.17         0.34
                                              ----------------------------------------------------------------------------------
 Total from investment operations                 2.43           5.30           3.88           2.11           0.29         0.45
Less distributions:
 From net investment income                      (0.26)         (0.19)         (0.19)         (0.14)         (0.08)           -
 From net realized gain                          (3.69)         (0.65)         (0.11)         (0.04)             -            -
                                              ----------------------------------------------------------------------------------
   Total distributions                           (3.95)         (0.84)         (0.30)         (0.18)         (0.08)           -
                                              ----------------------------------------------------------------------------------

Net asset value, end of period                  $19.11         $20.63         $16.17         $12.59         $10.66       $10.45
                                              ----------------------------------------------------------------------------------
                                              ----------------------------------------------------------------------------------

TOTAL RETURN (a)                                 12.15%         33.78%         31.22%         19.98%          2.80%        8.25%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period (in
 thousands)                                    $ 36,831       $ 30,930       $ 19,705       $ 10,877        $ 8,952      $ 1,671
Ratio of expenses to average net assets           1.00%          1.05%          1.06%          1.13%          1.40%        1.24%
Ratio of net investment income to
 average net assets                               1.65%          1.62%          1.65%          1.98%          1.98%        2.00%
Ratio of expenses to average net assets
 before voluntary expense reimbursement           1.00%          1.05%          1.07%          1.13%          1.61%        8.43%

Ratio of net investment income to
 average net assets before voluntary
 expense reimbursement                            1.65%          1.62%          1.64%          1.98%          1.76%       (1.49%)
Portfolio turnover rate                             12%            88%            18%            29%             9%           5%
Average commission paid per equity
 share traded (c)                                 .0479          .0512


(a)  Total returns are not annualized.

(b)  Data expressed as a percentage are annualized as appropriate.

(c)  Disclosure required for fiscal years beginning after September 1, 1995.

                            Zurich Kemper Value Portfolio

                               Schedule of Investments

                                  December 31, 1997

                                                                NUMBER
                                                               OF SHARES           VALUE
                                                               ----------        ---------
COMMON STOCKS (85.6%)

COMMUNICATIONS (5.6%)
     GTE Corporation                                            23,000       $   1,201,750
     U.S. West Media Group*                                     30,000             866,250
                                                                              -------------
                                                                                 2,068,000

DEPOSITORY INSTITUTIONS (16.2%)
     Ahmanson (H.F.) & Company                                  10,000             669,375
     Bankamerica Corporation                                     8,000             584,000
     Bankers Trust New York Corporation                          5,300             595,919
     Citicorp                                                    4,500             568,969
     First Union Corporation                                     7,600             389,500
     J.P. Morgan & Company                                       3,500             395,062
     Keycorp                                                     6,000             424,875
     Nationsbank Corporation                                    10,000             608,125
     PNC Bank Corporation                                       16,510             942,102
     Wells Fargo & Company                                       2,400             814,650
                                                                              -------------
                                                                                 5,992,577

EATING & DRINKING PLACES (5.2%)
     Boston Chicken, Inc.*                                      60,000             385,313
     Darden Restaurants, Inc.                                   83,000           1,037,500
     McDonald's Corporation                                     10,000             477,500
                                                                             -------------
                                                                                 1,900,313

ELECTRIC GAS & SANITARY SERVICES (8.9%)
     Duke Power Company                                         20,000           1,107,500
     Enron Corporation                                          30,000           1,246,875
     Southern Company                                           35,000             905,625
                                                                              -------------
                                                                                 3,260,000

FABRICATED METAL Products (3.0%)
     Crown Cork & Seal Company, Inc.                            22,000           1,102,747

FOOD & KINDRED PRODUCTS (7.3%)
     Nestle S.A.                                                 6,000             448,875
     Wendy's International, Inc.                                45,000           1,082,813
     Whitman Corporation                                        44,000           1,146,750
                                                                              -------------
                                                                                 2,678,438

FORESTRY (0.6%)
     Georgia-Pacific (Timber GRP)*                               2,700              61,256
     Georgia-Pacific Corporation                                 2,700             164,025
                                                                              -------------
                                                                                   225,281

GENERAL MERCHANDISE STORES (0.5%)
     J C Penney, Inc.                                            3,000             180,938

INSTRUMENTS & RELATED PRODUCTS (1.9%)
     Bard (C.R.), Inc.                                           9,100             284,944
     Raytheon Company                                            6,000             303,000
     Xerox Corporation                                           1,500             110,719
                                                                              -------------
                                                                                   698,663
INSURANCE CARRIERS (4.3%)
     American General Corporation                                6,800             367,625
     American International Group                                3,375             367,031
     Providian Financial Corporation                            10,000             451,875
     Travelers Group, Inc.                                       7,500             404,063
                                                                              -------------
                                                                                 1,590,594

LUMBER & WOOD PRODUCTS (1.3%)
     Louisiana-Pacific Corporation                              25,000             475,000



                                                                NUMBER
                                                               OF SHARES
                                                                  OR
                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                               ----------     ------------
COMMON STOCKS (CONTINUED)

NONDEPOSITORY INSTITUTIONS (6.0%)
     Fannie Mae                                                 26,000        $  1,483,625
     Federal Home Loan Mortgage Corporation                     17,500             733,906
                                                                              ------------
                                                                                 2,217,531

OIL & GAS EXTRACTION (1.3%)
     Atlantic Richfield Company                                  6,000             480,750

PAPER & ALLIED PRODUCTS (4.2%)
     Sonoco Products Company                                    35,000           1,214,063
     Union Camp Corporation                                      6,100             327,494
                                                                              -------------
                                                                                 1,541,556

PETROLEUM & COAL PRODUCTS (2.6%)
     Amoco Corporation                                           7,500             638,438
     Chevron Corporation                                         4,000             308,000
                                                                              -------------
                                                                                   946,438

PRIMARY METAL INDUSTRIES (3.1%)
     Nucor Corporation                                          24,000           1,159,500

PRINTING & PUBLISHING (3.0%)
     News Corporation, Ltd                                      50,000           1,115,625

RAILROAD TRANSPORTATION (0.5%)
     Burlington Northern Santa Fe                                1,900             176,581

TOBACCO PRODUCTS (5.1%)
     Philip Morris Company, Inc.                                30,600           1,386,563
     UST, Inc.                                                  13,200             487,575
                                                                              -------------
                                                                                 1,874,138

TRANSPORTATION BY AIR (0.5%)
     Federal Express Corporation*                                3,000             183,188

TRANSPORTATION EQUIPMENT (4.0%)
     Ford Motor Company                                         30,000           1,460,625

WHOLESALE TRADE - NONDURABLE GOODS (0.5%)
     Praxair, Inc.                                               4,000             180,000
                                                                              -------------

TOTAL COMMON STOCKS (Cost $23,379,072)                                          31,508,483

SHORT-TERM SECURITIES (14.4%)

REPURCHASE AGREEMENT (14.4%)
   State Street Bank, 4.25%, due 1/2/1998
     (Dated 12/31/1997, collateralized by U.S.
     Treasury Note, 6.125%, due 3/31/1998,
     value $5,426,775)                                      $5,317,240           5,317,240
                                                                              -------------
TOTAL SHORT-TERM SECURITIES (Cost $5,317,240)                                    5,317,240
                                                                              -------------
TOTAL INVESTMENTS (100.0%) (Cost $28,696,312)                                 $ 36,825,723
                                                                              -------------
                                                                              -------------
*    Non-income producing

OTHER INFORMATION:
  Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1997, aggregated $6,377,089 and $2,916,845, respectively. At December 31, 1997, net unrealized appreciation for tax purposes aggregated $8,129,411, of which $8,770,309 related to appreciated investment securities and $640,898 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.


SEE ACCOMPANYING NOTES.
                                          18

                          Zweig Equity (Small Cap) Portfolio

                         Statement of Assets and Liabilities

                            December 31, 1997 (Unaudited)

ASSETS
Investment in securities, at value (cost $10,714,176)
 -See accompanying schedule                                                  $  13,754,342
Dividends, interest and other receivables                                           16,648
                                                                             -------------
TOTAL ASSETS                                                                    13,770,990

LIABILITIES
Accounts payable and accrued expenses                                               20,038
                                                                             -------------
TOTAL LIABILITIES                                                                   20,038
                                                                             -------------

NET ASSETS                                                                   $  13,750,952
                                                                             -------------
                                                                             -------------
Net Assets consist of:
 Paid-in capital                                                             $   9,427,762
 Undistributed net investment income                                                23,776
 Accumulated undistributed net realized gain on
   investment securities and futures contracts                                   1,256,510
 Net unrealized appreciation on investment
   securities and futures contracts                                              3,042,904
                                                                             -------------

NET ASSETS, for 847,311 shares outstanding                                      13,750,952
                                                                             -------------
                                                                             -------------

NET ASSET VALUE, offering and redemption price per share                     $       16.23
                                                                             -------------
                                                                             -------------


SEE ACCOMPANYING NOTES.

                          Zweig Equity (Small Cap) Portfolio

                               Statement of Operations

                    Six Months Ended December 31, 1997 (Unaudited)

INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $4,788)                     $      83,273
     Interest                                                                       38,404
                                                                             -------------
       Total investment income                                                     121,677

EXPENSES

     Investment advisory and management fees                                        66,920
     Custody and accounting fees                                                    25,406
     Professional fees                                                               4,836
     Directors' fees and expenses                                                    2,469
     Foreign tax expense                                                             1,786
     Other expenses                                                                  4,408
                                                                             -------------
       Total expenses before reimbursement                                         105,825
       Less: expense reimbursement                                                  (7,924)
                                                                             -------------
       Net expenses                                                                 97,901
                                                                             -------------

Net investment income                                                               23,776

REALIZED AND UNREALIZED GAIN (Loss) ON INVESTMENTS
     Net realized gain (loss) on:
       Investment securities                                                     1,423,825
       Futures contracts                                                          (193,706)
                                                                             -------------
       Net realized gain                                                         1,230,119
     Change in unrealized appreciation (depreciation) on:
       Investment securities                                                       351,298
       Futures contracts                                                            28,346
                                                                             -------------
         Change in unrealized appreciation                                         379,644
                                                                             -------------
Net gain on investments                                                          1,609,763
                                                                             -------------

Net increase in net assets resulting from operations                          $  1,633,539
                                                                             -------------
                                                                             -------------

SEE ACCOMPANYING NOTES.

                          Zweig Equity (Small Cap) Portfolio

                          Statement of Changes in Net Assets

                                                            SIX MONTHS
                                                               ENDED
                                                            DECEMBER 31,        YEAR ENDED
                                                               1997              JUNE 30,
                                                            (UNAUDITED)            1997
                                                          --------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                                     $   23,776          $  103,886
  Net realized gain on investments                           1,230,119             476,697
  Change in net unrealized appreciation                        379,644           1,353,861
                                                          --------------------------------
    Net increase in net assets resulting
      from operations                                        1,633,539           1,934,444

Distributions to shareholders from:
  Net investment income                                       (103,886)           (103,880)
  Net realized gains                                          (473,364)           (861,194)
                                                          --------------------------------
    Total distributions to shareholders                       (577,250)           (965,074)

Capital share transactions:
  Proceeds from sales of shares                              3,066,559           2,797,773
  Proceeds from reinvested distributions                       577,250             965,074
  Cost of shares redeemed                                   (2,110,319)         (5,269,163)
                                                          --------------------------------
    Net increase (decrease) in net assets
      resulting from share transactions                      1,533,490          (1,506,316)
                                                          --------------------------------

Total increase (decrease) in net assets                      2,589,779            (536,946)

NET ASSETS
Beginning of period                                         11,161,173          11,698,119
                                                          --------------------------------

End of period (including undistributed net
  investment income of $23,776 and $103,886,
    respectively)                                         $ 13,750,952        $ 11,161,173
                                                          --------------------------------
                                                          --------------------------------

OTHER INFORMATION
Shares:
  Sold                                                         196,296             205,116
  Issued through reinvestment of distributions                  35,368              74,878
  Redeemed                                                    (135,951)           (387,804)
                                                          --------------------------------
    Net increase (decrease)                                     95,713            (107,810)
                                                          --------------------------------
                                                          --------------------------------

SEE ACCOMPANYING NOTES.

                         Zweig Equity (Small Cap) Portfolio

                                Financial Highlights


                                                                                                                  DECEMBER 14,
                                         SIX MONTHS                                                                   1992
                                           ENDED                                                                 (COMMENCEMENT
                                        DECEMBER 31,                     YEAR ENDED JUNE 30,                     OF OPERATIONS)
                                           1997        -------------------------------------------------------  THROUGH JUNE 30,
                                         (UNAUDITED)      1997           1996            1995           1994          1993
                                       -----------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period      $  14.85       $  13.61       $  11.62       $  10.65       $  10.11       $  10.00
Income from investment operations:
  Net investment income                       0.02           0.16           0.11           0.17           0.15           0.05
  Net realized and unrealized gain
    on investments                            2.09           2.41           2.04           0.93           0.50           0.06
                                       -----------------------------------------------------------------------------------------
  Total from investment operations            2.11           2.57           2.15           1.10           0.65           0.11
Less distributions:
  From net investment income                 (0.13)         (0.14)         (0.16)         (0.06)         (0.11)             -
  From net realized gain                     (0.60)         (1.19)             -          (0.07)             -              -
                                       -----------------------------------------------------------------------------------------
    Total distributions                      (0.73)         (1.33)         (0.16)         (0.13)         (0.11)             -
                                       -----------------------------------------------------------------------------------------

Net asset value, end of period            $  16.23       $  14.85       $  13.61       $  11.62       $  10.65       $  10.11
                                       -----------------------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------------------

TOTAL RETURN (a)                             14.22%         20.37%         18.69%         10.39%          6.53%          2.02%

RATIOS AND SUPPLEMENTAL DATA (b)
Net assets, end of period
  (in thousands)                         $  13,751      $  11,161      $  11,698       $  8,034       $  7,591       $  2,116
Ratio of expenses to average
  net assets                                  1.55%          1.55%          1.55%          1.55%          1.72%          1.61%
Ratio of net investment income to
  average net assets                          0.38%          0.97%          1.06%          1.54%          1.75%          0.84%
Ratio of expenses to average net
  assets before voluntary expense
  reimbursement                               1.69%          1.82%          1.83%          1.59%          2.14%          7.29%
Ratio of net investment income
  (loss) to average net assets
  before voluntary expense
  reimbursement                               0.25%          0.70%          0.78%          1.50%          1.32%         (1.80%)
Portfolio turnover rate                         42%            59%           101%            67%           249%            15%
Average commission paid per
  equity share traded (c)                 $  .0281       $  .0276


(a)  Total returns are not annualized.

(b)  Data expressed as a percentage are annualized as appropriate.

(c)  Disclosure required for fiscal years beginning after September 1, 1995.

                          Zweig Equity (Small Cap) Portfolio

                               Schedule of Investments

                                  December 31, 1997

                                                              NUMBER
                                                            OF SHARES             VALUE
                                                           -----------         -----------
COMMON STOCKS (95.1%)

AGRICULTURAL PRODUCTION - CROPS (0.6%)
     RJR Nabisco Holdings Corporation (b)                        2,200          $   82,500

AMUSEMENT & RECREATION SERVICES (0.1%)
     Anchor Gaming Corporation(a)                                  300              16,725

APPAREL & ACCESSORY STORES (1.9%)
     Dress Barn, Inc. (a)                                          700              19,708
     Footstar, Inc. (a)                                            500              13,437
     Genesco, Inc. (a)                                           2,400              30,600
     Goody's Family Clothing, Inc. (a)                             400              10,888
     Kmart Corporation (a)                                       7,000              80,938
     Payless Shoesource, Inc. (a)                                  300              20,138
     Ross Stores, Inc. (b)                                       1,400              51,013
     The Buckle, Inc. (a)                                          400              13,700
     Wet Seal, Inc. (a)                                            500              14,781
                                                                               -----------
                                                                                   255,203

APPAREL & OTHER TEXTILE PRODUCTS (0.4%)
     Kellwood Company                                              500              15,000
     VF Corporation                                                900              41,344
                                                                               -----------
                                                                                    56,344

BUILDING MATERIALS & GARDEN SUPPLIES (0.2%)
     Central Garden and Pet Company (a)                            200               5,275
     Eagle Hardware & Garden, Inc. (a)                           1,000              19,438
                                                                               -----------
                                                                                    24,713

BUSINESS SERVICES (1.4%)
     Borland International, Inc. (a)                             1,600              11,650
     Comdisco, Inc.                                              1,575              52,664
     Electro Rent Corporation (a)                                  900              33,075
     Hummingbird Communications Ltd (a)                            400              12,825
     McGrath Rentcorp                                            1,100              26,675
     Orbotech Ltd (a)                                              600              19,088
     Renters Choice, Inc. (a)                                      600              12,375
     Stratus Computer, Inc. (a)                                    400              15,125
     Wang Laboratories, Inc.                                       700              15,531
                                                                               -----------
                                                                                   199,008

CHEMICALS & ALLIED PRODUCTS (2.9%)
     Albemarle Corporation                                       1,000              23,874
     Cortaulds Plc                                                 600               2,775
     Desc S.A. De C.V.                                             400              15,000
     Dexter Corporation                                            200               8,638
     Goodrich (B.F.) Company                                       700              29,006
     International Specialty Products, Inc. (a)                  2,600              38,838
     Lubrizol Corporation                                          400              14,750
     Lyondell Petrochemical                                        700              18,550
     MacDermaid, Inc.                                              900              74,700
     Methanex Corporation (a)                                      900               7,200
     Millenium Chemicals, Inc.                                     800              18,850
     Nova Corporation                                            2,100              20,081
     Occidental Petroleum Corporation (b)                        2,200              64,488
     Rohm & Haas Company                                           400              38,300
     Terra Industries, Inc.                                      1,600              20,900
                                                                               -----------
                                                                                   395,950

COAL MINING (0.1%)
     Ashland Coal                                                  500              13,688

COMMUNICATIONS (1.1%)
     Atlantic Tele-Network, Inc. (a)                             1,000              10,875
     CIA Telecom Chile                                           1,400              41,825
     Philippine Long Distance Telephone Company                    600              13,500

                                                              NUMBER
                                                            OF SHARES             VALUE
                                                           -----------         -----------
COMMON STOCKS (CONTINUED)

COMMUNICATIONS (1.1%)(CONTINUED)

     Tele Danmark (b)                                            1,100          $   33,894
     Telefonica De Argentina S.A.                                  400              14,900
     Telefonica De Espana                                          400              36,425
                                                                               -----------
                                                                                   151,419

DEPOSITORY INSTITUTIONS (6.3%)
     Ahmanson (H.F.) & Company                                     800              53,550
     Albank Financial Corporation                                  300              15,394
     Banco De A. Edwards                                           900              15,300
     Banco Frances del Rio De La Plata S.A.                        500              13,687
     Banco Wiese                                                 2,900              14,500
     CitFed Bancorp, Inc.                                          450              17,719
     Coast Savings Financial (a)                                   300              20,569
     Corporation Bancaria De Espana SA                           1,100              33,619
     CVB Financial Corporation                                       2                  74
     Dime Bancorp, Inc.                                            400              12,100
     Downey Financial Corporation                                  700              19,906
     F.N.B. Corporation                                            105               3,983
     Firstbank Puerto Rico                                         800              27,250
     FirstFed Financial Corporated (a)                             600              23,250
     GBC Bancorp (b)                                               600              38,100
     Golden State Bancorp, Inc. (a)                                600              22,425
     Golden West Financial Corporation                             400              39,124
     Investors Financial Services Corporation                       32               1,504
     MAF Bancorp, Inc.                                             850              30,281
     National Bancorp of Alaska, Inc.                              200              25,200
     New York Bancorp, Inc.                                      1,733              68,778
     ONBAN Corporation, Inc.                                       300              21,263
     PFF Bancorp, Inc. (a)                                         800              16,050
     Reliance Bancorp, Inc.                                        400              14,700
     Santa Monica Bank                                             900              25,031
     Silicon Valley Bancshares (a)                                 800              44,700
     Sterling Bancorp                                            1,400              33,600
     Toronto-Dominion Bank                                         900              33,919
     TR Financial Corporation                                    1,700              56,738
     Trans Financial, Inc.                                         500              19,344
     Trust Company of New Jersey                                   600              14,888
     UnionBanCal Corporation                                       400              42,550
     USBANCORP, Inc.                                               300              22,275
     Webster Financial Corporation                                 400              26,750
                                                                               -----------
                                                                                   868,121

EATING & DRINKING PLACES (0.9%)
     Darden Restaurants, Inc.                                    1,600              20,000
     Foodmaker, Inc. (a)                                         3,500              52,718
     Ruby Tuesday, Inc.                                            900              23,175
     Ryan's Family Steak Houses, Inc. (a)                        2,000              17,313
     Showbiz Pizza Time, Inc. (a)                                  600              13,875
                                                                               -----------
                                                                                   127,081

ELECTRIC GAS & SANITARY SERVICES (9.5%)
     Allegheny Energy, Inc.                                        300               9,750
     Atlantic Energy, Inc.                                       1,000              21,188
     Baltimore Gas & Electric                                      400              13,625
     Black Hills Corporation                                       200               7,050
     Boston Edison Company                                         600              22,725
     California Water Service Company                              300              17,719
     Carolina Power & Light Company                              1,000              42,438
     Chilgener S.A.-Spons ADR                                      500              12,250
     CMS Energy Corporation                                        500              22,031
     Columbia Gas System (b)                                       600              47,138
     Consolidated Edison of New York                             1,000              41,000
     Dominion Resources, Inc.                                    1,000              42,563
     DQE, Inc.                                                     200               7,025
     Edison International (b)                                    3,000              81,563

                          Zweig Equity (Small Cap) Portfolio

                               Schedule of Investments

                                  December 31, 1997

                                                              NUMBER
                                                            OF SHARES             VALUE
                                                           -----------         -----------
COMMON STOCKS (CONTINUED)

ELECTRIC GAS & SANITARY SERVICES (9.5%) (CONTINUED)
     El Paso Electric Company (a)                                3,700           $  27,056
     Empresa Nacional De Electricidad S.A.                       2,300              40,680
     Enersis S.A.                                                  200               5,800
     Equitable Resources, Inc.                                     400              14,150
     FPL Group, Inc.                                             1,400              82,863
     GPU, Inc.                                                     300              12,637
     IES Industries, Inc.                                          400              14,725
     Indiana Energy, Inc.                                          900              29,644
     Ipalco Enterprises, Inc. (b)                                  900              37,744
     KeySpan Energy Corporation                                    800              29,450
     Long Island Lighting Company                                  400              12,050
     MidAmerican Energy Holdings Company                         1,200              26,400
     Minnesota Power & Light Company                               700              30,494
     Montana Power Company                                         300               9,544
     National Fuel Gas Company                                     700              34,081
     New England Electric System                                   400              17,100
     New York State Electric & Gas                                 800              28,400
     NICOR, Inc.                                                   500              21,094
     NIPSCO Industries, Inc.                                       400              19,775
     ONEOK, Inc.                                                   600              24,225
     PECO Energy Company                                         1,700              41,225
     Pinnacle West Corporation                                   1,400              59,325
     PowerGen Plc, ADR                                             700              37,188
     PP&L Resources, Inc.                                          400               9,575
     Public Service Company of New Mexico                          300               7,106
     Rochester Gas & Electric                                    1,000              34,000
     SIGCORP, Inc.                                                 500              14,687
     Texas Utilities Company                                     2,000              83,125
     TNP Enterprises, Inc.                                         500              16,625
     UGI Corporation                                               700              20,518
     Utilicorp United, Inc.                                        600              23,287
     Washington Gas Light Company                                  600              18,563
     Westcoast Energy, Inc.                                      1,000              23,000
     Zurn Industries, Inc.                                         400              12,575
                                                                               -----------
                                                                                 1,306,775

ELECTRONIC & OTHER ELECTRIC EQUIPMENT (4.6%)
     Aeroquip-Vickers, Inc.                                        400              19,625
     Alcatel Alsthom                                             1,600              40,500
     Bairnco Corporation                                         1,000               9,937
     Bel Fuse, Inc. (a)                                            600              11,737
     Cable Design Technologies (a)                                 400              15,550
     CTS Corporation (b)                                         1,500              47,905
     Genlyte Group, Inc. (a) (b)                                 2,000              35,625
     Hadco Corporation (a)                                         100               4,528
     Kollmorgen Corporation                                        700              12,819
     Koor Industries, Ltd                                          700              15,356
     Kuhlman Corporation                                           800              31,300
     Moog, Inc. (a)                                                500              17,469
     Nokia Oyj                                                     600              42,000
     Phillips Electronics                                          700              42,350
     Plexus Corporation (a)                                      1,000              14,938
     Portugal Telecom S.A.                                       1,300              61,100
     Powell Industries, Inc. (a)                                   300               4,444
     Siliconix, Inc. (a)                                           500              22,000
     Sony Corporation                                              400              36,300
     Tadiran Ltd (b)                                               900              31,838
     Technitrol, Inc.                                            2,100              63,000
     Teledata Communications, Ltd (a)                              500               9,125
     Thomas Industries, Inc.                                     1,050              20,738
     Triumph Group, Inc.                                           200               6,650
     VLSI Technology, Inc.                                         700              16,538
                                                                               -----------
                                                                                   633,372

                                                              NUMBER
                                                            OF SHARES             VALUE
                                                           -----------         -----------
COMMON STOCKS (CONTINUED)

ENGINEERING & MANAGEMENT SERVICES (0.3%)
     ICOS Corporation (a)                                        1,500          $   27,515
     Stone & Webster, Inc.                                         300              14,063
                                                                               -----------
                                                                                    41,578

FABRICATED METAL PRODUCTS (1.3%)
     Alliant Techsystems, Inc. (a)                                 300              16,725
     Ameron, Inc.                                                  500              31,625
     AptarGroup, Inc.                                              400              22,200
     Ball Corporation                                              500              17,656
     Mark IV Industries, Inc.                                      700              15,313
     NCI Building Systems, Inc. (a)                                400              14,150
     Nortek, Inc. (a)                                              800              21,250
     Shiloh Industries, Inc. (a)                                   700              13,388
     Wyman-Gordon Company (a)                                    1,100              21,725
                                                                               -----------
                                                                                   174,031

FOOD & KINDRED PRODUCTS (0.5%)
     Adolph Coors Company                                          600              19,913
     Orange-Company, Inc.                                          300               2,419
     Pilgrim's Pride Corporation                                   700              10,894
     Savannah Foods & Industries, Inc.                             241               4,880
     The Earthgrains Company                                       500              23,500
     Triangle Pacific Corporation (a)                              200               6,788
                                                                               -----------
                                                                                    68,393

FOOD STORES (0.2%)
     Great Atlantic & Pacific Tea Company                          700              20,781

FORESTRY (0.1%)
     Rayonier Inc.                                                 300              12,769

FURNITURE & FIXTURES (0.6%)
     Ethan Allen Interiors, Inc.                                 1,000              38,563
     Furniture Brands International, Inc. (a)                    1,500              30,750
     Johnson Controls, Inc.                                        400              19,100
                                                                               -----------
                                                                                    88,413

FURNITURE & HOMEFURNISHINGS STORES (0.2%)
     Inacom Corporation (a)                                        600              16,838
     Trans World Entertainment Corporation                         700              13,738
                                                                               -----------
                                                                                    30,575

GENERAL BUILDING CONTRACTORS (1.2%)
     Centex Corporation (b)                                        700              44,056
     Crossmann Communities, Inc. (a)                               500              13,796
     Lennar Corporation (b)                                      1,879              40,516
     Pulte Corporation                                             200               8,363
     Ryland Group, Inc.                                            500              11,813
     Standard-Pacific Corporation                                1,200              18,900
     Toll Brothers, Inc. (a)                                       500              13,375
     Webb (Del E.) Corporation                                     600              15,600
                                                                               -----------
                                                                                   166,419

GENERAL MERCHANDISE STORES (2.1%)
     Ames Department Stores, Inc. (a)                            1,300              22,506
     Carson Pirie Scott & Company (a)                              600              30,075
     Dayton-Hudson Corporation (b)                               1,000              67,500
     Federated Department Stores (a)                             1,800              77,513
     Fred Meyer, Inc. (a)                                        1,400              50,925
     Shopko Stores, Inc. (a)                                     1,700              36,975
                                                                               -----------
                                                                                   285,494

HEALTH SERVICES (0.6%)
     American HomePatient, Inc. (a)                                700              16,275
     Beverly Enterprises, Inc. (a)                                 900              11,700

                          Zweig Equity (Small Cap) Portfolio

                                                               NUMBER
                                                             OF SHARES             VALUE
                                                             ---------           ---------
COMMON STOCKS (CONTINUED)

HEALTH SERVICES (0.6%) (CONTINUED)
     Integrated Health Services, Inc.                              722           $  22,517
     Universal Health Services, Inc. (a)                           500              25,188
                                                                                 ---------
                                                                                    75,680

HEAVY CONSTRUCTION, EXCEPT BUILDING (0.1%)
     Morrison Knudsen Corporation (a)                            1,500              14,625

HOLDING & OTHER INVESTMENT OFFICES (0.9%)
     Criimi Mae, Inc.                                              900              13,500
     Equity Inns, Inc.                                           1,500              22,124
     MGI Properties, Inc.                                          500              12,000
     RFS Hotel Investors, Inc.                                     600              11,963
     San Juan Basin Royalty Trust                                1,500              13,875
     Thornburg Mortgage Asset Corporation                        1,600              26,400
     Urban Shopping Centers, Inc.                                  500              17,438
                                                                                 ---------
                                                                                   117,300

HOTELS & OTHER LODGING PLACES (0.2%)
     Prime Hospitality Corporation (a)                           1,300              26,488

INDUSTRIAL MACHINERY & EQUIPMENT (7.2%)
     AGCO Corporation                                              400              11,700
     Ampco, Inc.                                                 1,200              23,475
     Case Corporation                                              100               6,043
     Caterpillar, Inc. (b)                                       1,600              77,700
     Chart Industries, Inc.                                        600              13,688
     Cincinnati Milacron, Inc.                                     500              12,968
     Creative Technology, Ltd (a)                                1,000              21,937
     Cummins Engine Company, Inc.                                  300              17,719
     Data General Corporation (a)                                1,100              19,181
     Deere & Company                                               600              34,988
     Digital Equipment (a)                                       1,600              59,200
     Eaton Corp.                                                   400              35,700
     Gardner Denver Machinery, Inc. (a)                          2,250              56,953
     Gleason Corporation                                         1,200              32,325
     Harris Corporation                                            200               9,175
     Ingersoll-Rand Company                                      1,000              40,500
     Innovex, Inc.                                               1,900              43,641
     Katy Industries                                               400               8,150
     Kaydon Corporation                                          1,000              32,624
     Lexmark International Group, Inc. (a)                         100               3,800
     Lincoln Electric Company                                      100               3,850
     Lufkin Industries, Inc.                                       800              28,500
     Manitowoc Company, Inc.                                       550              17,875
     Mestek, Inc. (a)                                              700              13,125
     Met-Pro Corporation                                           150               2,475
     MTI Technology Corporation (a)                                200               2,688
     New Holland N.V.                                              500              13,219
     Parker-Hannifin Corporation                                 1,350              61,931
     Quantum Corporation (a)                                     1,000              20,094
     Robbins & Meyers, Inc. (b)                                  1,400              55,475
     Snyder Oil Corporation                                        700              12,775
     SPS Technologies, Inc. (a)                                  1,400              61,075
     Storage Technolgy Corporation (a)                             500              30,969
     Tecumseh Products Company                                     300              14,681
     Timken Company                                              1,100              37,813
     Twin Disc, Inc.                                               100               3,275
     United Technologies Corporation                               500              36,406
     Valmont Industries                                            300               5,963
                                                                                 ---------
                                                                                   983,656

INSTRUMENTS & RELATED PRODUCTS (1.2%)
     Canadian Marconi Company                                      500               6,734
     Cohu, Inc.                                                    400              12,325
     Cooper Companies, Inc. (b)                                  1,400              57,225
     Esterline Technologies Corporation (a) (b)                  1,400              50,400

                                                               NUMBER
                                                             OF SHARES             VALUE
                                                             ---------           ---------
COMMON STOCKS (CONTINUED)

INSTRUMENTS & RELATED PRODUCTS (1.2%)(CONTINUED)

     MTS Systems Corporation                                       800           $  30,100
     Raytheon Company                                               38               1,888
     Starrett (L.S.) Company                                       200               7,313
     Zygo Corporation                                              200               3,800
                                                                                 ---------
                                                                                   169,785

INSURANCE CARRIERS (7.7%)
     Alfa Corporation                                              900              15,637
     Alleghany Corporation (a)                                     100              28,475
     Allmerica Financial Corporation                               500              24,968
     Allstate Corporation                                          400              36,350
     American Annuity Group, Inc.                                1,820              40,040
     American Bankers Insurance Group, Inc.                        800              36,750
     Capital Re Corporation                                        700              43,444
     Chartwell Re Corporation                                      100               3,375
     Conseco, Inc.                                               1,803              81,923
     Delphi Financial Group, Inc. (a)                              612              27,540
     Enhance Financial Services Group, Inc.                        700              41,650
     Equitable Companies, Inc. (b)                               1,600              79,600
     Everest Reinsurance Holdings, Inc.                            400              16,500
     FBL Financial Group, Inc.                                     400              16,050
     Fidelity National Financial, Inc.                             440              13,695
     Financial Security Assurance Holding                          200               9,650
     First American Financial Corporation                          200              14,775
     FPA Medical Management, Inc. (a)                              700              13,125
     Fremont General Corporation                                   900              49,275
     Liberty Financial Companies, Inc. (b)                       1,500              56,625
     Life Re Corporation                                           700              45,631
     Life USA Holdings, Inc. (a)                                   600              10,200
     Loews Corporation                                             400              42,450
     Medical Assurance, Inc. (a)                                   600              16,875
     NAC Re Corporation                                            200               9,763
     National Western Life Insurance Company (a)                   200              20,200
     Nymagic, Inc.                                                 200               5,513
     Old Republic International Corporation                      2,000              74,375
     Orion Capital Corporation                                     600              27,863
     Presidential Life Corporation                               1,200              24,525
     RLI Corporation                                               200               9,963
     Selective Insurance Group                                     400              10,875
     State Auto Financial Corporation                              200               6,475
     Tig Holdings, Inc.                                            400              13,275
     Tokio Marine & Fire Insurance Company                         400              22,925
     Transatlantic Holdings, Inc.                                  450              32,175
     USF&G Corporation                                             600              13,238
     W.R. Berkley Corporation                                      400              17,775
                                                                                 ---------
                                                                                 1,053,543

LEATHER & LEATHER PRODUCTS (0.3%)
     Timberland Company                                            400              23,225
     Weyco Group, Inc.                                             600              13,950
                                                                                 ---------
                                                                                    37,175

LOCAL & INTERURBAN PASSENGER TRANSIT (0.2%)
     Canadian National Railway Company                             300              14,175
     Greyhound Lines, Inc. (a)                                   1,500               5,531
     Laidlaw, Inc.                                               1,000              13,625
                                                                                 ---------
                                                                                    33,331

LUMBER & WOOD PRODUCTS (0.1%)
     TJ International, Inc.                                        800              19,650

METAL MINING (0.7%)
     Asarco, Inc.                                                  600              13,463
     Imperial Credit Mortgage Holdings                             450               8,044
     O'Sullivan Industries Holdings, Inc. (a)                      500               5,000
     Phelps Dodge                                                  400              24,900

                          Zweig Equity (Small Cap) Portfolio

                                                               NUMBER
                                                             OF SHARES             VALUE
                                                             ---------           ---------
COMMON STOCKS (CONTINUED)

METAL MINING (0.7%) (CONTINUED)
     Southern Peru Copper Corporation                            1,000           $  13,375
     Terex Corporation                                           1,200              28,200
     Vaal Reefs Exploration & Mining Company, Ltd                2,400               9,337
                                                                                 ---------
                                                                                   102,319

MISCELLANEOUS MANUFACTURING INDUSTRIES (0.6%)
     Mine Safety Appliances Company                                200              13,400
     Nacco Industries - Class A                                    100              10,719
     Oneida, Ltd (b)                                             1,650              44,034
     Russ Berrie & Company, Inc.                                   800              21,000
                                                                                 ---------
                                                                                    89,153

MISCELLANEOUS RETAIL (0.4%)
     Cash America International, Inc.                              800              10,350
     Fingerhut Companies, Inc.                                   1,200              25,650
     OfficeMax, Inc.                                             1,000              14,250
     World Fuel Services Corporation                               525              11,025
                                                                                 ---------
                                                                                    61,275

NONDEPOSITORY INSTITUTIONS (0.9%)
     AmeriCredit Corporation (a)                                   600              16,613
     ContiFinancial Corporation (a)                                500              12,594
     Doral Financial Corporation                                   800              19,950
     Firstplus Financial Group, Inc. (a)                           600              22,987
     IMC Mortgage Company (a)                                    1,200              14,325
     Resource Bancshares Mortgage Group, Inc.                      500               8,297
     The Money Store, Inc.                                         700              14,700
     United Companies Financial Corporation                        900              13,950
                                                                                 ---------
                                                                                   123,416

NONMETALLIC MINERALS, EXCEPT FUELS (0.9%)
     De Beers Consolidated Mines                                 2,900              59,541
     Florida Rock Industries                                     1,200              27,300
     Vulcan Materials Company (b)                                  400              40,850
                                                                                 ---------
                                                                                   127,691

OIL & GAS EXTRACTION (4.6%)
     Apache Corporation                                            200               7,013
     BP Prudhoe Bay Royalty Trust                               11,000              17,668
     Cabot Oil and Gas Corporation                                 100               1,944
     Cliffs Drilling Company (a)                                 2,000              99,750
     Devon Energy Corporation                                      500              19,250
     Forest Oil Corporation (a)                                    100               1,650
     Helmerich & Payne, Inc.                                       300              20,362
     Marine Drilling Companies, Inc. (a)                           900              18,731
     Oceaneering International, Inc.                               800              15,800
     Pool Energy Services Company (a)                              700              15,750
     RPC Energy Services, Inc.                                   1,400              16,538
     Santa Fe Energy Resources, Inc. (a)                         1,300              14,625
     Seacor Smit, Inc. (a)                                         300              18,075
     Seagull Energy Corporation                                    700              14,438
     St. Mary Land & Exploration Company                           200               6,937
     Tuboscope, Inc.                                               600              14,438
     USX-Marathon Group, Inc.                                    2,400              81,000
     UTI Energy Corporation                                        900              23,288
     Veritas DGC, Inc. (a)                                       2,400              94,800
     Vintage Petroleum, Inc.                                     1,200              22,800
     Weatherford Enterra, Inc.                                     600              26,250
     YPE S.A.                                                    2,400              82,050
                                                                                 ---------
                                                                                   633,157

PAPER & ALLIED PRODUCTS (0.6%)
     Asia Pulp & Paper Company, Ltd                              2,200              22,138
     Grupo Indus Durango (a)                                       800              11,400
     Mail-Well, Inc. (a)                                           450              18,225

                                                               NUMBER
                                                             OF SHARES             VALUE
                                                             ---------           ---------
COMMON STOCKS (CONTINUED)

     Wausau-Mosinee Paper Corporation                            1,329           $  26,738
                                                                                 ---------
                                                                                    78,501

PETROLEUM & COAL PRODUCTS (3.7%)
     Ashland, Inc.                                                 500              26,844
     Coastal Corporation                                         1,300              80,518
     Elf Aquitaine                                               1,200              70,350
     Fina, Inc.                                                    500              32,000
     Imperial Oil, Ltd (b)                                       1,300              83,118
     Murphy Oil Corporation                                        300              16,256
     Phillips Petroleum Company (b)                              1,700              82,663
     Sun Company, Inc.                                             600              25,238
     Total S.A.                                                  1,500              83,250
     WMC Ltd                                                       900              12,263
                                                                                 ---------
                                                                                   512,500

PRIMARY METAL INDUSTRIES (5.1%)
     AFC Cable Systems, Inc. (a)                                   400              11,750
     AK Steel Holding Corporation                                1,200              21,225
     Alcan Aluminium, Ltd                                        1,400              38,675
     Alumax, Inc. (a)                                              600              20,400
     Aluminum Company of America                                   600              42,225
     Armco, Inc. (a)                                             4,000              19,750
     Bethlehem Steel Corporation (a)                             2,100              18,113
     British Steel Plc                                           2,600              55,738
     Chaparral Steel Company                                       700              10,806
     Comico Ltd                                                    300               4,631
     Encore Wire Corporation (a)                                   750              23,109
     LTV Corporation                                               500               4,875
     Maverick Tube Corporation (a)                                 500              12,547
     Maxxam, Inc. (a)                                              300              13,088
     Mueller Industries, Inc. (a) (b)                            1,300              76,700
     Oregon Steel Mills, Inc.                                      900              19,181
     Pohang Iron & Steel Ltd                                     4,400              76,725
     RMI Titanium Company (a)                                    1,400              28,000
     Roanoke Electric Steel Corporation                          1,100              28,669
     Superior TeleCom, Inc.                                        400              13,825
     Texas Industries, Inc.                                        700              31,500
     Tredegar Industries, Inc.                                   1,550             102,106
     Tremont Corporation (a)                                       300              15,675
     USX-U.S. Steel Company                                        300               9,375
                                                                                 ---------
                                                                                   698,688

PRINTING & PUBLISHING (0.4%)
     Bowne & Company, Inc.                                         300              11,963
     Merrill Corporation                                         1,000              23,000
     Quebecor, Inc.                                                800              14,350
                                                                                 ---------
                                                                                    49,313

RAILROAD TRANSPORTATION (0.6%)
     Canadian Pacific, Ltd                                       3,000              81,745

REAL ESTATE (0.2%)
     Parkway Properties, Inc.                                      500              17,156
     Price Enterprises, Inc.                                       700              12,797
                                                                                 ---------
                                                                                    29,953

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (1.4%)
     Dow Chemical Corporation                                      400              40,600
     Furon Company                                               1,600              33,400
     Petro-Canada                                                2,300              42,263
     Premark International, Inc.                                   700              20,300
     Spartech Corporation                                        2,400              36,300
     The West Company, Inc.                                        500              14,875
     Vans, Inc. (a)                                                200               3,025
                                                                                 ---------
                                                                                   190,763

                          Zweig Equity (Small Cap) Portfolio

                                                               NUMBER
                                                             OF SHARES             VALUE
                                                             ---------           ---------
COMMON STOCKS (CONTINUED)

SECURITY & COMMODITY BROKERS (3.5%)
     Bear Stearns Companies, Inc.                                1,686           $  80,083
     Donaldson Lufkin & Jenrette, Inc. (b)                         600              47,700
     Edwards (A.G.), Inc. (b)                                    1,350              53,663
     Interra Financial, Inc. (a)                                   200              13,800
     Investment Technology Group, Inc. (a)                         600              16,950
     Jefferies Group, Inc.                                       2,400              98,250
     Lehman Brothers Holdings                                    1,500              76,500
     Merrill Lynch & Company                                       600              43,763
     Morgan Keegan, Inc.                                           900              22,781
     Paine Webber Group, Inc.                                      450              15,553
     Value Line, Inc.                                              200               8,050
                                                                                 ---------
                                                                                   477,093

SPECIAL TRADE CONTRACTORS (0.1%)
     Layne, Inc. (a)                                               800              10,450

STONE, CLAY & GLASS PRODUCTS (2.9%)
     Centex Construction Products, Inc.                          1,900              57,237
     Intermet Corporation (b)                                    2,800              49,175
     Lafarge Corporation (b)                                     1,200              35,475
     Lone Star Industries (b)                                    1,500              79,688
     Medusa Corporation                                          1,200              50,175
     Southdown, Inc.                                             1,300              76,700
     USG Corporation (a) (b)                                       700              34,300
     Vitro S.A.                                                  1,300              16,981
                                                                                 ---------
                                                                                   399,731

TEXTILE MILL PRODUCTS (0.2%)
     Chemfab Corporation (a)                                       900              18,450
     Interface, Inc.                                               300               8,644
     Mohawk Industries, Inc. (a)                                   150               3,290
                                                                                 ---------
                                                                                    30,384

TRANSPORTATION BY AIR (3.9%)
     Airborne Freight Corporation (b)                              500              31,063
     Alaska Airgroup, Inc. (a)                                     700              27,125
     America West Holdings Corporation (a)                         800              14,900
     AMR Corporation (a)                                           700              89,950
     Continental Airlines (a)                                      400              19,250
     Delta Air Lines, Inc.                                         500              59,500
     Federal Express Corporation (a)                               900              54,956
     KLM Royal Dutch Air                                           949              35,825
     Mesaba Holdings, Inc. (a)                                     600              15,825
     Southwest Airlines                                          1,600              39,400
     UAL Corporation (a)                                           800              74,000
     USAir Group, Inc. (a)                                       1,300              81,250
                                                                                 ---------
                                                                                   543,044

TRANSPORTATION EQUIPMENT (5.4%)
     AAR Corporation                                               400              15,500
     Arvin Industries, Inc. (a)                                    700              23,318
     Avondale Industries, Inc. (b)                               1,300              38,675
     Chrysler Corporation                                          800              28,150
     Daimler-Benz AG                                               600              43,350
     Dana Corporation                                            1,100              52,250
     Ford Motor Company                                          1,700              82,768
     General Motors Corporation                                  1,200              72,750
     Honda Motor Company, Ltd                                      900              66,488
     ITT Industries, Inc.                                          700              21,963
     Mascotech, Inc.                                               700              12,863
     MotivePower Industries, Inc. (a)                            1,200              27,900
     Navistar International (a)                                    600              14,888
     Paccar, Inc.                                                  500              26,281
     Sequa Corporation (a)                                       1,000              65,063
     Standard Products Company                                     700              17,938
     Thiokol Corporation                                           200              16,250

                                                               NUMBER
                                                             OF SHARES             VALUE
                                                             ---------           ---------
COMMON STOCKS (CONTINUED)

TRANSPORTATION EQUIPMENT (5.4%)(CONTINUED)

     Transtechnology Corporation                                   600           $  16,987
     Trinity Industries                                            600              26,774
     Volvo AB Swe (b)                                            2,900              78,300
                                                                                 ---------
                                                                                   748,456

TRANSPORTATION SERVICES (0.2%)
     PS Group Holdings, Inc.                                     1,200              15,000
     Yellow Freight Corporation (a)                                600              15,056
                                                                                 ---------
                                                                                    30,056

TRUCKING & WAREHOUSING (0.3%)
     CNF Transportation, Inc.                                      200               7,675
     Roadway Express, Inc.                                         400               8,950
     U.S. Freightways Corporation                                  600              19,538
                                                                                 ---------
                                                                                    36,163

WATER TRANSPORTATION (0.4%)
     Alexander & Baldwin Inc.                                      300               8,241
     Oglebay Norton Company                                        200               8,000
     Overseas Shipholding Group, Inc.                              700              15,268
     Sea Containers Ltd                                            400              12,800
     Stolt-Nielsen S.A.                                            500              10,594
                                                                                 ---------
                                                                                    54,903

WHOLESALE TRADE - DURABLE GOODS (2.1%)
     Aviall, Inc. (a)                                              700              10,455
     Barnes Group, Inc.                                          1,400              31,850
     Borg-Warner Automotive, Inc.                                  300              15,600
     CHS Electronics, Inc. (a)                                     800              13,550
     Elron Electronic Industies Ltd                              1,100              17,463
     Martin Marietta Materials, Inc.                               400              14,625
     MicroAge, Inc. (a)                                            500               7,547
     Minerals & Resources Corporation Ltd S.A.                     100               1,688
     PEC Israel Economic Corporation (a)                           800              17,300
     Reliance Steel & Aluminum Company                           1,050              31,237
     Simpson Manufacturing Company (a)                             400              13,325
     Specialty Equipment Companies, Inc. (a)                       500               8,531
     Thermo Ecotek Corporation                                     800              14,600
     United Industrial Corporation                                 500               5,438
     VWR Scientific Products Corporation                           200               5,725
     Wynn's International, Inc.                                  2,362              75,289
                                                                                 ---------
                                                                                   284,223

WHOLESALE TRADE - NONDURABLE GOODS (1.0%)
     Burlington Coat Factory Warehouse                             960              15,780
     DIMON, Inc.                                                   700              18,375
     Pennzoil Company                                              400              26,725
     Pharmerica, Inc. (a)                                          409               4,282
     SUPERVALU, Inc. (b)                                           100               4,187
     United Stationers, Inc. (a)                                   800              38,448
     Universal Corporation                                         700              28,788
                                                                                 ---------
                                                                                   136,586
                                                                                 ---------

TOTAL COMMON STOCKS(Cost $10,039,982)                                           13,080,148

                          Zweig Equity (Small Cap) Portfolio

                                                            PRINCIPAL
                                                              AMOUNT              VALUE
                                                           -----------         -----------
SHORT-TERM SECURITIES(4.9%)

U.S. GOVERNMENT OBLIGATIONS (0.8%)
     U.S. Treasury Bill, 4.8700%, due 1/08/1998 (b)        $    15,000         $    14,986
     U.S. Treasury Bill, 5.1500%, due 1/22/1998 (b)             25,000              24,925
     U.S. Treasury Bill, 5.1925%, due 1/22/1998 (b)             50,000              49,849
     U.S. Treasury Bill, 5.2600%, due 1/22/1998 (b)             20,000              19,939
                                                                               -----------
                                                                                   109,699

REPURCHASE AGREEMENT (4.1%)
     State Street Bank, 4.25%, due 1/2/98
      (Dated 12/31/1997, collateralized by
      U.S. Treasury Note, 6.125%, due 3/31/1998,
      value $579,263)                                          564,495             564,495
                                                                               -----------
                                                                                   564,495

TOTAL SHORT-TERM SECURITIES (Cost $674,194)                                        674,194
                                                                               -----------

TOTAL INVESTMENTS (100.0%) (Cost $10,714,176)                                  $13,754,342
                                                                               -----------
                                                                               -----------


(a)  Non-income producing

(b) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $1,693,164.

FUTURES CONTRACTS

                                   EXPIRATION      CONTRACT      UNREALIZED
                                      DATE          AMOUNT          GAIN
                                   ----------     ----------     ----------
3 S&P 500
     Futures Contracts-Long         3/20/1998     $  734,325     $    2,738

OTHER INFORMATION:
     Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1997, aggregated $6,359,741 and $4,653,562, respectively. At December 31, 1997, net unrealized appreciation for tax purposes aggregated $3,042,904, of which $3,258,336 related to appreciated investment securities and $215,432 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                                The Legends Fund, Inc.

                            Notes to Financial Statements

                                  December 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. As of December 31, 1997, the Fund has four investment portfolios (the "Portfolios"): Zweig Asset Allocation, Harris Bretall Sullivan & Smith Equity Growth, Zurich Kemper Value (formerly known as Dreman Value), and Zweig Equity (Small Cap). ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes shares of the Fund to a variable annuity separate account of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"). Integrity Capital Advisors, Inc. ("Integrity Capital Advisors") (formerly known as ARM Capital Advisors, Inc.), an SEC-registered investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") effective February 1, 1996.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity Capital Advisors, Integrity, National Integrity, and ARM Securities. ARM specializes in the asset accumulation business, providing retail and institutional customers with products and services designed to serve the growing long-term savings and retirement markets. At December 31, 1997, ARM had approximately $6.9 billion of assets under management.

On July 23, 1997, Integrity and National Integrity (collectively, the "Applicants") filed an application (amended on October 9, 1997) with the Securities and Exchange Commission pursuant to Section 26(b) of the Investment Company Act for an order to approve a substitution of certain portfolios of the Fund (the "Substitution"). The Substitution involved the transfer of assets from a portfolio within the Fund to a new portfolio of an insurance trust mutual fund ("New Portfolio") deemed to have (i) substantially similar investment strategies and (ii) historically stronger investment performance and/or lower expense ratios (after waivers and reimbursements).

                                The Legends Fund, Inc.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Substitution was approved by the SEC on November 14, 1997, and was effected on that day. The portfolios of the Fund affected by the Substitution and the New Portfolios which received the assets are as follows:

     Portfolio of Fund                       New Portfolio
     -----------------                       -------------

     Renaissance Balanced                    Janus Aspen Series Balanced

     Nicholas-Applegate Balanced             Janus Aspen Series Balanced

     Pinnacle Fixed Income                   JPM Bond

     ARM Capital Advisors Money Market       Janus Aspen Series Money Market

     Morgan Stanley Asian Growth             Morgan Stanley Asian Equity

     Morgan Stanley Worldwide High Income    Morgan Stanley Emerging Markets
                                              Debt


Shares of each portfolio were redeemed in-kind and the redemption proceeds were used to purchase shares of the New Portfolio. The costs of the Substitution were borne by the Applicants, and no fees, transfer charges or sales charges to effect the Substitution were imposed on the Fund, its shareholders, or ultimately, the variable annuity contract holders. Prior to and immediately following the Substitution, the account values of the variable annuity contract holders were the same. In addition, the Substitution did not alter the tax or insurance benefits to contract holders or the contractual obligation of the Applicants.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between

                                The Legends Fund, Inc.

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with remaining maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with remaining maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon and option contracts traded on a commodities exchange or board of trade are valued at the closing settlement price. Futures and option positions or any other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the portfolios except Zweig Asset Allocation, which uses the first-in first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income tax is required.

At December 31, 1997, Zweig Asset Allocation has an accumulated net realized capital loss carryover of $356,076 (expiring in 2005).

                                 The Legends Fund, Inc.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, futures transactions, passive foreign investment companies, capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The face amount of the futures contracts shown in the Schedule of Investments reflects each contract's value at December 31, 1997.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk which arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Integrity Capital Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to

                                The Legends Fund, Inc.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital Advisors, the fund's investment adviser, has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Integrity Capital Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers.

Listed below are management and sub-advisory fees (effective through October 30, 1997) payable as a percentage of average net assets:

                                                                  SUB-ADVISORY
                                                  MANAGEMENT FEE        FEE
--------------------------------------------------------------------------------
Zweig Asset Allocation                                  0.90           0.75
Harris Bretall Sullivan & Smith Equity Growth           0.65           0.50
Zurich Kemper Value                                     0.65           0.50
Zweig Equity (Small Cap)                                1.05           0.90


Amendments to the sub-advisory agreements were approved at a special meeting of shareholders held on October 30, 1997. As a result of the amendments, the management

                                The Legends Fund, Inc.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

fees paid by the Fund to Integrity Capital Advisors remained unchanged and the sub-advisory fees paid by Integrity Capital Advisors to each of the Sub-Advisers of Zweig Asset Allocation, Harris Bretall Sullivan & Smith Equity Growth, Zurich Kemper Value, and Zweig Equity (Small Cap), as a percentage of average net assets, were reduced effective October 31, 1997, by 0.10% to 0.65%, 0.40%, 0.40%, and 0.80%, respectively.

Under the Management Agreement, Integrity Capital Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Integrity Capital Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.5% of average net assets. Integrity Capital Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Zweig Asset Allocation, Zurich Kemper Value and Zweig Equity (Small Cap) placed a portion of their transactions with brokerage firms which may be considered affiliates of the Fund under the Investment Company Act. The commissions paid to these firms were approximately $28,837 in the aggregate during the six months ended December 31, 1997.

Certain officers and directors of the Fund are also officers of ARM, ARM Securities, Integrity Capital Advisors, Integrity, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3.   SPECIAL MEETING OF SHAREHOLDERS

Other matters considered and approved at the special meeting of shareholders held on October 30, 1997 were: the continuation of the amended sub-advisory agreement between Harris Bretall Sullivan & Smith LLC ("HBSS") and ARM Capital Advisors, Inc. (now known as Integrity Capital Advisors) following the change of control of HBSS; the election of five members to the Fund's Board of Directors, to hold office until their successors are duly elected and qualified; and the notification of the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending June 30, 1998.

At a special meeting of shareholders held on December 30, 1997, shareholders approved sub-advisory agreements between Integrity Capital Advisors and each of Zurich Kemper Value Advisors, Inc. (formerly, Dreman Value Advisors, Inc.) and Scudder Kemper

                                The Legends Fund, Inc.

3.   SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)

Investments, Inc. following the merger of Zurich Kemper Investments, Inc. into Scudder, Stevens and Clark, Inc.

4.   CAPITAL SHARES

At December 31, 1997, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At such date, four classes of shares authorized by the Board of Directors were being offered as follows:
55,000,000 shares each for Zweig Asset Allocation, Harris Bretall Sullivan & Smith Equity Growth, Zurich Kemper Value, and Zweig Equity (Small Cap).

At December 31, 1997, Integrity, through its variable annuity Separate Account II, and National Integrity, through its variable annuity Separate Account II, were the record owners of all the outstanding shares of the Fund.

                                                                 ---------------
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                                                                   U.S. POSTAGE
                                                                       PAID
                                                                    Berwyn, IL
                                                                  Permit No. 73
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THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE
DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND.  NO OFFERING IS MADE
EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.


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                                                          Catalog #001728 (2/98)